Foreign Exchange Forward Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Loss from foreign exchange forward contracts	$ 28,200,000	$ 600,000	$ 4,800,000
Derivative liabilities	4,850,000	0
Derivative assets	298,000	0
Recorded losses from settlements and changes in the fair value of outstanding forward contracts	28,200,000
Foreign exchange transaction gains (losses)	32,400,000
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	4,850,000
Derivative assets	298,000
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contracts, notional amount	$ 102,500,000		$ 82,000,000